Income Taxes (Details) $ / shares in Units, $ in Thousands, $ in Millions		12 Months Ended
	Feb. 22, 2008	Dec. 31, 2019 HKD ($) jurisdiction	Dec. 31, 2019 USD ($) jurisdiction $ / shares	Dec. 31, 2018 USD ($) $ / shares	Dec. 31, 2017 USD ($) $ / shares	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009	Dec. 31, 2008
Income taxes
Number of taxable jurisdictions | jurisdiction		2	2
Components of income before income taxes
Income before income tax expenses			$ 602,397	$ 668,842	$ 417,111
Add: loss from non-China operations			106,256	43,266	52,261
Income from China operations			708,653	712,108	469,372
Income tax expense			$ 109,564	$ 96,222	$ 66,746
Effective tax rate for China operations (as a percent)		12.40%	12.40%	13.50%	14.20%
Income tax rate (as a percent)		25.00%	25.00%	25.00%	25.00%
Composition of income tax expenses for China operations
Deferred tax (benefits)/provisions			$ 16,839	$ 4,438	$ (1,503)
Current income tax expenses			92,725	91,784	68,249
Income tax expenses			$ 109,564	$ 96,222	$ 66,746
Reconciliation of the statutory tax rate to the effective tax rate for China operations
Statutory EIT rate (as a percent)		25.00%	25.00%	25.00%	25.00%
Effect on tax holiday and preferential tax treatment (as a percent)		(13.70%)	(13.70%)	(12.10%)	(11.60%)
Permanent differences (as a percent)		(0.90%)	(0.90%)	0.60%	0.20%
Change in valuation allowance (as a percent)		2.00%	2.00%	0.00%	0.60%
Effective tax rate for China operations (as a percent)		12.40%	12.40%	13.50%	14.20%
Deferred tax assets:
Net operating loss carry forwards			$ 5,515	$ 4,180
Less: valuation allowance			(5,515)	(4,180)
Depreciation, accounts receivable, accrued and other liabilities			42,932	25,327
Less: valuation allowance			(26,472)	(13,419)
Net deferred tax assets (included in other assets)			16,460	11,908
Deferred tax liabilities:
Acquired intangible assets			1,793	2,310
Depreciation			1,044	702
Investment gain			31,135	9,565
Total deferred tax liabilities			33,972	12,577
Valuation allowance on deferred tax assets			$ 32,000	17,600
Historical rate for valuing deferred tax assets (as a percent)		25.00%	25.00%
Weibo Technology
Reconciliation of the statutory tax rate to the effective tax rate for China operations
Effect of preferential tax treatment			$ 83,200	$ 77,200	$ 52,600
Effect of tax exemption and preferential tax on basic net income per share (USD per share) | $ / shares			$ 0.43	$ 0.39	$ 0.25
Weibo Technology | key software enterprise
Reconciliation of the statutory tax rate to the effective tax rate for China operations
Preferential tax treatment recognized			$ 13,000	$ 10,800
Non-China
Components of income before income taxes
Income tax expense			21,473
Deferred tax charges from fair value change of investments			21,500
Composition of income tax expenses for China operations
Income tax expenses			$ 21,473
Cayman Islands
Components of income before income taxes
Withholding income tax on dividends distributed by subsidiaries to its immediate holding entity outside China (as a percent)		0.00%	0.00%
Hong Kong
Components of income before income taxes
Withholding profits earned		$ 2
Income tax rate (as a percent)		16.50%	16.50%	16.50%	16.50%
Withholding income tax rate for dividend paid to foreign tax resident investors (as a percentage)		8.25%	8.25%
Net operating loss carry forwards			$ 8,900
Reconciliation of the statutory tax rate to the effective tax rate for China operations
Statutory EIT rate (as a percent)		16.50%	16.50%	16.50%	16.50%
China
Components of income before income taxes
Income tax expense			$ 88,091	$ 96,222	$ 66,746
Withholding income tax on dividends distributed by subsidiaries to its immediate holding entity outside China (as a percent)		10.00%	10.00%
Income tax rate (as a percent)		25.00%	25.00%	25.00%	25.00%	25.00%	25.00%	25.00%	25.00%	25.00%	25.00%	25.00%	25.00%	25.00%
Net operating loss carry forwards			$ 22,100	$ 16,700
Maximum percentage of withholding income tax on dividends distributed by subsidiaries to its immediate holding entity in Hong Kong		5.00%	5.00%
Percentage of ownership interests held by foreign investors			25.00%
Percentage of withholding income tax on dividends distributed by PRC subsidiaries to its immediate holding company in Hong Kong		5.00%	5.00%
Composition of income tax expenses for China operations
Income tax expenses			$ 88,091	$ 96,222	$ 66,746
Reconciliation of the statutory tax rate to the effective tax rate for China operations
Statutory EIT rate (as a percent)		25.00%	25.00%	25.00%	25.00%	25.00%	25.00%	25.00%	25.00%	25.00%	25.00%	25.00%	25.00%	25.00%
China | Software enterprise
Components of income before income taxes
Period of income tax exemption	2 years
Reduction in preferential tax rate (as a percent)	50.00%
Preferential statutory rate (as a percent)	12.50%	12.50%	12.50%	12.50%	12.50%
Period of reduced preferential income tax rate	3 years
China | key software enterprise
Components of income before income taxes
Preferential statutory rate (as a percent)				10.00%	10.00%